As filed with the Securities and Exchange Commission on May 23, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2013

Date of reporting period:  March  31, 2013

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 99.5%
Auto Components: 1.1%
17,000	Johnson Controls, Inc.	$596,190
Bank (Money Center): 4.1%
49,000	JPMorgan Chase & Co.	2,325,540
Bank (Processing): 4.1%
39,300	State Street Corp.	2,322,237
Bank (Regional): 2.9%
53,400	BB&T Corp.	1,676,226
Bank (Super Regional): 4.2%
65,000	Wells Fargo & Co.	2,404,350
Beverages: 2.3%
12,000	PepsiCo, Inc.	949,320
9,000	The Coca-Cola Co.	363,960
		1,313,280
Communications Equipment: 1.8%
22,100	Harris Corp.	1,024,114
Computer Software and Services: 3.3%
66,000	Microsoft Corp.	1,888,260
Computers and Peripherals: 3.1%
116,000	Dell, Inc.	1,662,280
5,000	Hewlett-Packard Co.	119,200
		1,781,480
Drug (Generic): 3.1%
45,000	Teva Pharmaceutical Industries, Ltd. - ADR	1,785,600
Drug Store: 3.0%
30,800	CVS Caremark Corp.	1,693,692
Electrical Component: 10.2%
150,000	Corning, Inc.	1,999,500
33,500	Emerson Electric Co.	1,871,645
45,800	TE Connectivity Ltd.	1,920,394
		5,791,539
Financial Services: 3.2%
27,000	American Express Co.	1,821,420
Food Processing: 3.2%
54,000	Archer Daniels Midland Co.	1,821,420
Food Processing (Retail): 0.9%
8,000	Kellogg Co.	515,440
Household Products: 3.6%
26,500	The Procter & Gamble Co.	2,042,090
Insurance (Diversified): 4.1%
61,500	Metlife, Inc.	2,338,230
Medical Products: 3.5%
24,500	Johnson & Johnson	1,997,485
Medical Supplies: 3.4%
25,500	Zimmer Holdings, Inc.	1,918,110
Oil/Gas (Domestic): 3.6%
36,500	Devon Energy Corp.	2,059,330

Oil & Gas Services: 7.1%
26,500	Schlumberger Ltd.	1,984,585
41,000	Tidewater, Inc.	2,070,500
		4,055,085
Petroleum (Integrated): 3.4%
16,100	Chevron Corp.	1,913,002
Petroleum (Producing): 6.0%
29,300	ConocoPhillips	1,760,930
21,500	Occidental Petroleum Corp.	1,684,955
		3,445,885
Precision Instruments: 2.5%
18,400	Thermo Fisher Scientific, Inc.	1,407,416
Securities Brokerage: 6.9%
82,000	Morgan Stanley	1,802,360
119,600	The Charles Schwab Corp.	2,115,724
		3,918,084
Telecommunications (Equipment): 3.4%
92,000	Cisco Systems, Inc.	1,923,720
Telecommunications (Foreign): 1.5%
30,700	Vodafone Group PLC - ADR	872,187

TOTAL COMMON STOCKS (Cost $45,652,196)		$56,651,412

SHORT TERM INVESTMENTS: 0.7%
389,927	Fidelity Institutional Money Market Portfolio	389,927

TOTAL SHORT TERM INVESTMENTS (Cost $389,927)		389,927

TOTAL INVESTMENTS (Cost $46,042,123): 100.2%		57,041,339
LIABILITIES IN EXCESS OF OTHER ASSETS: (0.2)%		(122,949)
TOTAL NET ASSETS: 100.0%		$56,918,390

ADR - American Depository Receipt

The cost basis of investment for federal income tax purposes at March 31, 2013, was as follows+:

Cost of investments		$46,042,123
Gross unrealized appreciation		12,530,083
Gross unrealized depreciation		(1,530,867)
Net unrealized depreciation		$10,999,216

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$56,651,412	$-	$-	$56,651,412
Total Equity	$56,651,412	$-	$-	$56,651,412
Short-Term Investments	$389,927	$-	$-	$389,927
Total Investments in Securities	$57,041,339	$-	$-	$57,041,339
* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date  May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
      David A. Katz, President and Treasurer

Date  May 22, 2013